AB Equity Income Fund

Portfolio of Investments

August 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Information Technology – 27.7%
Communications Equipment – 2.7%
Juniper Networks, Inc.	410,740	$10,268,500
Nokia Oyj (Sponsored ADR) - Class A(a)	480,090	2,352,441

		12,620,941

IT Services – 2.7%
Mastercard, Inc. - Class A	7,540	2,700,753
Paychex, Inc.(a)	83,910	6,416,598
Western Union Co. (The) - Class W(a)	154,670	3,648,665

		12,766,016

Semiconductors & Semiconductor Equipment – 1.4%
KLA Corp.	10,940	2,244,232
NVIDIA Corp.	4,550	2,434,159
NXP Semiconductors NV	15,640	1,966,886

		6,645,277

Software – 12.4%
Microsoft Corp.	196,900	44,406,857
Oracle Corp.(a)	247,880	14,183,693

		58,590,550

Technology Hardware, Storage & Peripherals – 8.5%
Apple, Inc.	252,560	32,590,343
Western Digital Corp.(a)	187,070	7,187,229

		39,777,572

		130,400,356

Health Care – 15.9%
Health Care Equipment & Supplies – 3.6%
Medtronic PLC	158,630	17,047,966

Health Care Providers & Services – 2.2%
UnitedHealth Group, Inc.	32,300	10,095,365

Pharmaceuticals – 10.1%
Johnson & Johnson	88,370	13,556,841
Merck & Co., Inc.(a)	84,910	7,240,276
Pfizer, Inc.	224,620	8,488,390
Roche Holding AG (Sponsored ADR)	417,740	18,255,238

		47,540,745

		74,684,076

Consumer Staples – 12.4%
Beverages – 3.6%
Coca-Cola Co. (The)	134,350	6,654,356
PepsiCo, Inc.(a)	73,520	10,297,211

		16,951,567

Food & Staples Retailing – 3.0%
Sysco Corp.	31,080	1,869,151

Company	Shares	U.S. $ Value
Walmart, Inc.	88,180	$12,243,793

		14,112,944

Household Products – 3.7%
Kimberly-Clark Corp.	51,390	8,107,286
Procter & Gamble Co. (The)	68,670	9,499,121

		17,606,407

Tobacco – 2.1%
Philip Morris International, Inc.(a)	123,300	9,838,107

		58,509,025

Financials – 9.8%
Banks – 4.5%
Bank of America Corp.	69,510	1,789,187
Citigroup, Inc.	56,900	2,908,728
JPMorgan Chase & Co.	43,260	4,334,219
Wells Fargo & Co.	504,330	12,179,570

		21,211,704

Capital Markets – 2.7%
Ameriprise Financial, Inc.(a)	22,320	3,499,776
Intercontinental Exchange, Inc.	22,190	2,357,244
Morgan Stanley(a)	129,030	6,743,108

		12,600,128

Insurance – 2.6%
Everest Re Group Ltd.	25,800	5,678,064
MetLife, Inc.	110,390	4,245,600
Progressive Corp. (The)(a)	25,810	2,452,982

		12,376,646

		46,188,478

Industrials – 9.3%
Aerospace & Defense – 2.9%
Lockheed Martin Corp.	35,130	13,709,834

Air Freight & Logistics – 0.6%
CH Robinson Worldwide, Inc.(a)	26,480	2,602,984

Electrical Equipment – 2.9%
Eaton Corp. PLC	135,240	13,808,004

Machinery – 1.4%
Caterpillar, Inc.	45,330	6,450,912

Trading Companies & Distributors – 1.5%
WW Grainger, Inc.	19,920	7,279,366

		43,851,100

Consumer Discretionary – 7.3%
Auto Components – 2.0%
Magna International, Inc. - Class A (United States)(a)	195,480	9,502,283

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 0.5%
Papa John’s International, Inc.	23,530	$2,312,764

Household Durables – 0.5%
PulteGroup, Inc.	49,660	2,214,339

Multiline Retail – 0.9%
Target Corp.	27,630	4,177,932

Specialty Retail – 2.7%
Home Depot, Inc. (The)	35,040	9,987,802
Williams-Sonoma, Inc.	29,140	2,557,326

		12,545,128

Textiles, Apparel & Luxury Goods – 0.7%
Ralph Lauren Corp.	49,390	3,399,514

		34,151,960

Communication Services – 6.9%
Diversified Telecommunication Services – 6.9%
Comcast Corp. - Class A	444,220	19,905,498
Verizon Communications, Inc.	211,550	12,538,569

		32,444,067

Utilities – 3.6%
Electric Utilities – 2.9%
American Electric Power Co., Inc.	171,560	13,524,075

Multi-Utilities – 0.7%
Ameren Corp.	42,770	3,383,535

		16,907,610

Energy – 2.5%
Oil, Gas & Consumable Fuels – 2.5%
Chevron Corp.(a)	65,000	5,455,450
Royal Dutch Shell PLC (Sponsored ADR)	96,110	2,700,691
Valero Energy Corp.(a)	67,570	3,553,506

		11,709,647

Materials – 2.2%
Chemicals – 1.3%
LyondellBasell Industries NV - Class A(a)	98,060	6,420,969

Metals & Mining – 0.9%
Reliance Steel & Aluminum Co.	39,615	4,154,425

		10,575,394

Real Estate – 2.1%
Equity Real Estate Investment Trusts (REITs) – 2.1%
Camden Property Trust	23,430	2,130,724
CubeSmart	126,100	3,987,282
Mid-America Apartment Communities, Inc.	34,090	3,992,621

		10,110,627

Total Common Stocks (cost $353,957,832)		469,532,340

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%(b) (c) (d) (cost $1,247,527)	1,247,527	$1,247,527

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $355,205,359)		470,779,867

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.08%, (b) (c) (d) (cost $51,266)	51,266	51,266

Total Investments – 100.0% (cost $355,256,625)(e)		470,831,133
Other assets less liabilities – 0.0%		128,655

Net Assets – 100.0%		$470,959,788

(a)	Represents entire or partial securities out on loan.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $136,397,459 and gross unrealized depreciation of investments was $(20,822,951), resulting in net unrealized appreciation of $115,574,508.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT - Real Estate Investment Trust

AB Equity Income Fund

August 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$469,532,340	$—	$—	$469,532,340
Short-Term Investments	1,247,527	—	—	1,247,527
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	51,266	—	—	51,266

Total Investments in Securities	470,831,133	—	—	470,831,133
Other Financial Instruments(b)	—	—	—	—

Total	$470,831,133	$—	$—	$470,831,133

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2020 is as follows:

Fund	Market Value 11/30/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,126	$75,886	$76,764	$1,248	$8
Government Money Market Portfolio*	4,046	42,443	46,438	51	14
Total	$6,172	$118,329	$123,202	$1,299	$22

*	Investments of cash collateral for securities lending transactions